Trade and other payables (Tables)	12 Months Ended
Dec. 31, 2023
Trade and other payables
Schedule of components of trade and other payables
	2023	2022
	US $ in millions

Trade payables	414.6	427.2

Other payables
Salaries and related payables	17.3	82.3
Provision for annual leave and early retirement (see Note 14(a))	14.1	11.8
Government institutions	15.5	291.2
Accrued interest	3.9	5.3
Accrued expenses	54.6	43.7
Advances from customers and others	9.5	11.5
Payables and other credit balances	36.9	23.2
	151.8	469.0

	566.4	896.2